Segment Information (Tables)	6 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Financial Information of Segments
Financial information of the segments for the six months ended September 30, 2021 and 2022, and segment assets information as of March 31, 2022 and September 30, 2022 are as follows:

	Millions of yen
	Six months ended September 30, 2021		Six months ended September 30, 2022		March 31, 2022	September 30, 2022
	Segment revenues	Segment profits	Segment revenues	Segment profits	Segment assets	Segment assets
Corporate Financial Services and Maintenance Leasing	¥230,275	¥46,263	¥211,427	¥35,482	¥1,516,795	¥1,476,243
Real Estate	202,514	23,031	190,487	18,949	910,101	907,859
PE Investment and Concession	192,150	1,614	250,873	3,905	353,581	370,091
Environment and Energy	63,898	9,502	110,914	10,582	703,608	772,944
Insurance	235,088	32,322	265,870	13,007	2,072,145	2,052,684
Banking and Credit	43,097	20,909	40,944	15,215	2,687,156	2,677,388
Aircraft and Ships	17,748	369	28,496	10,649	684,098	752,565
ORIX USA	84,988	47,094	79,932	21,596	1,364,142	1,624,316
ORIX Europe	101,104	28,458	89,836	16,419	401,869	409,463
Asia and Australia	71,705	19,942	92,434	24,148	1,306,089	1,399,094

Total	¥1,242,567	¥229,504	¥1,361,213	¥169,952	¥11,999,584	¥12,442,647

Financial information of the segments for the three months ended September 30, 2021 and 2022 are as follows:

	Millions of yen
	Three months ended September 30, 2021		Three months ended September 30, 2022
	Segment revenues	Segment profits	Segment revenues	Segment profits
Corporate Financial Services and Maintenance Leasing	¥120,483	¥29,061	¥107,302	¥19,757
Real Estate	105,752	12,439	93,622	7,011
PE Investment and Concession	92,526	1,456	129,095	1,718
Environment and Energy	34,569	5,159	64,113	5,990
Insurance	125,907	17,175	138,328	2,117
Banking and Credit	20,271	8,729	20,903	7,979
Aircraft and Ships	9,285	5,323	13,932	5,233
ORIX USA	37,294	22,194	44,350	15,557
ORIX Europe	50,648	15,062	46,139	7,118
Asia and Australia	37,057	11,430	47,433	11,531

Total	¥633,792	¥128,028	¥705,217	¥84,011

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts
The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Segment revenues:
Total revenues for segments	¥1,242,567	¥1,361,213
Revenues related to corporate assets	8,580	12,652
Revenues from inter-segment transactions	(9,613)	(9,049)

Total consolidated revenues	¥1,241,534	¥1,364,816

Segment profits:
Total profits for segments	¥229,504	¥169,952
Corporate profits (losses)	(14,934)	(10,176)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	6,219	4,570

Total consolidated income before income taxes	¥220,789	¥164,346

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Segment revenues:
Total revenues for segments	¥633,792	¥705,217
Revenues related to corporate assets	5,616	6,354
Revenues from inter-segment transactions	(6,687)	(4,568)

Total consolidated revenues	¥632,721	¥707,003

Segment profits:
Total profits for segments	¥128,028	¥84,011
Corporate profits (losses)	(7,898)	(6,330)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	603	1,650

Total consolidated income before income taxes	¥120,733	¥79,331

	Millions of yen
	March 31, 2022	September 30, 2022
Segment assets:
Total assets for segments	¥11,999,584	¥12,442,647
Cash and cash equivalents, restricted cash	1,091,812	1,046,021
Allowance for credit losses	(69,459)	(66,975)
Trade notes, accounts and other receivable	359,949	356,894
Other corporate assets	888,786	1,007,419

Total consolidated assets	¥14,270,672	¥14,786,006

Geographical Revenues and Income before Income Taxes
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the six months ended September 30, 2021 and 2022.
For the six months ended September 30, 2021

	Millions of yen
	Six months ended September 30, 2021
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥964,192	¥123,687	¥153,655	¥1,241,534
Income before Income Taxes	118,925	60,057	41,807	220,789
For the six months ended September 30, 2022

	Millions of yen
	Six months ended September 30, 2022
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥1,065,266	¥109,392	¥190,158	¥1,364,816
Income before Income Taxes	85,684	24,916	53,746	164,346
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries for the three months ended September 30, 2021 and 2022.
For the three months ended September 30, 2021

	Millions of yen
	Three months ended September 30, 2021
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥497,902	¥56,246	¥78,573	¥632,721
Income before Income Taxes	66,184	26,190	28,359	120,733
For the three months ended September 30, 2022

	Millions of yen
	Three months ended September 30, 2022
	Japan	The Americas *1	Other *2	Total
Total Revenues	¥549,794	¥60,575	¥96,634	¥707,003
Income before Income Taxes	35,235	16,791	27,305	79,331

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the six months ended September 30, 2021 and 2022.
For the six months ended September 30, 2021

	Millions of yen
	Six months ended September 30, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥5,512	¥1,446	¥161,106	¥1,688	¥0	¥0	¥0
Real estate sales	0	59,110	0	0	0	0	0
Asset management and servicing	160	3,117	12	0	0	145	15
Automobile related services	31,332	0	0	101	0	0	0
Facilities operation	0	13,004	0	0	0	0	0
Environment and energy services	1,561	0	44	61,166	0	0	0
Real estate management and brokerage	0	51,685	0	0	0	0	0
Real estate contract work	0	39,371	0	0	0	0	0
Other	25,877	717	13,630	432	1,002	2,822	3,157

Total revenues from contracts with customers	64,442	168,450	174,792	63,387	1,002	2,967	3,172

Geographical location
Japan	63,975	168,450	174,792	63,387	1,002	2,967	2,180
The Americas	0	0	0	0	0	0	0
Other	467	0	0	0	0	0	992

Total revenues from contracts with customers	64,442	168,450	174,792	63,387	1,002	2,967	3,172

Other revenues *	165,833	34,064	17,358	511	234,086	40,130	14,576

Segment revenues/Total revenues	¥230,275	¥202,514	¥192,150	¥63,898	¥235,088	¥43,097	¥17,748

	Millions of yen
	Six months ended September 30, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,066	¥0	¥28	¥170,846	¥632	¥171,478
Real estate sales	67	0	0	59,177	0	59,177
Asset management and servicing	7,806	99,238	0	110,493	(31)	110,462
Automobile related services	0	0	6,371	37,804	(6)	37,798
Facilities operation	0	0	0	13,004	308	13,312
Environment and energy services	681	0	0	63,452	(1,014)	62,438
Real estate management and brokerage	0	0	0	51,685	(1,480)	50,205
Real estate contract work	0	0	0	39,371	(108)	39,263
Other	1,302	38	396	49,373	1,605	50,978

Total revenues from contracts with customers	10,922	99,276	6,795	595,205	(94)	595,111

Geographical location
Japan	0	0	0	476,753	(72)	476,681
The Americas	10,922	37,587	0	48,509	0	48,509
Other	0	61,689	6,795	69,943	(22)	69,921

Total revenues from contracts with customers	10,922	99,276	6,795	595,205	(94)	595,111

Other revenues *	74,066	1,828	64,910	647,362	(939)	646,423

Segment revenues/Total revenues	¥84,988	¥101,104	¥71,705	¥1,242,567	¥(1,033)	¥1,241,534

For the six months ended September 30, 2022

	Millions of yen
	Six months ended September 30, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,804	¥1,446	¥216,680	¥1,832	¥0	¥0	¥0
Real estate sales	0	39,064	0	0	0	0	0
Asset management and servicing	161	3,173	0	136	0	223	34
Automobile related services	30,919	0	0	151	0	0	0
Facilities operation	0	24,609	0	0	0	0	0
Environment and energy services	1,749	24	40	107,095	0	0	0
Real estate management and brokerage	0	50,103	0	0	0	0	0
Real estate contract work	0	40,912	0	0	0	0	0
Other	18,770	779	15,531	538	1,288	3,274	5,060

Total revenues from contracts with customers	54,403	160,110	232,251	109,752	1,288	3,497	5,094

Geographical location
Japan	54,403	160,110	232,251	99,135	1,288	3,497	1,439
The Americas	0	0	0	0	0	0	0
Other	0	0	0	10,617	0	0	3,655

Total revenues from contracts with customers	54,403	160,110	232,251	109,752	1,288	3,497	5,094

Other revenues *	157,024	30,377	18,622	1,162	264,582	37,447	23,402

Segment revenues/Total revenues	¥211,427	¥190,487	¥250,873	¥110,914	¥265,870	¥40,944	¥28,496

	Millions of yen
	Six months ended September 30, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥1,267	¥0	¥658	¥224,687	¥1,260	¥225,947
Real estate sales	9	0	0	39,073	0	39,073
Asset management and servicing	10,226	98,373	0	112,326	(19)	112,307
Automobile related services	0	0	8,935	40,005	1	40,006
Facilities operation	0	0	0	24,609	388	24,997
Environment and energy services	914	0	0	109,822	(953)	108,869
Real estate management and brokerage	0	0	0	50,103	(750)	49,353
Real estate contract work	0	0	0	40,912	21	40,933
Other	2,793	41	1,069	49,143	2,971	52,114

Total revenues from contracts with customers	15,209	98,414	10,662	690,680	2,919	693,599

Geographical location
Japan	0	0	0	552,123	3,257	555,380
The Americas	15,209	36,694	0	51,903	0	51,903
Other	0	61,720	10,662	86,654	(338)	86,316

Total revenues from contracts with customers	15,209	98,414	10,662	690,680	2,919	693,599

Other revenues *	64,723	(8,578)	81,772	670,533	684	671,217

Segment revenues/Total revenues	¥79,932	¥89,836	¥92,434	¥1,361,213	¥3,603	¥1,364,816

The following information represents disaggregation of revenues for revenues from contracts with customers, by goods and services category and geographical location for the three months ended September 30, 2021 and 2022.
For the three months ended September 30, 2021

	Millions of yen
	Three months ended September 30, 2021
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥2,251	¥836	¥76,664	¥920	¥0	¥0	¥0
Real estate sales	0	29,864	0	0	0	0	0
Asset management and servicing	89	1,387	3	0	0	77	9
Automobile related services	14,897	0	0	51	0	0	0
Facilities operation	0	7,927	0	0	0	0	0
Environment and energy services	806	0	44	33,170	0	0	0
Real estate management and brokerage	0	26,217	0	0	0	0	0
Real estate contract work	0	22,567	0	0	0	0	0
Other	13,395	377	6,838	178	515	1,436	1,872

Total revenues from contracts with customers	31,438	89,175	83,549	34,319	515	1,513	1,881

Geographical location
Japan	31,273	89,175	83,549	34,319	515	1,513	1,432
The Americas	0	0	0	0	0	0	0
Other	165	0	0	0	0	0	449

Total revenues from contracts with customers	31,438	89,175	83,549	34,319	515	1,513	1,881

Other revenues *	89,045	16,577	8,977	250	125,392	18,758	7,404

Segment revenues/Total revenues	¥120,483	¥105,752	¥92,526	¥34,569	¥125,907	¥20,271	¥9,285

	Millions of yen
	Three months ended September 30, 2021
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥552	¥0	¥27	¥81,250	¥404	¥81,654
Real estate sales	33	0	0	29,897	0	29,897
Asset management and servicing	3,328	50,700	0	55,593	(13)	55,580
Automobile related services	0	0	3,297	18,245	(7)	18,238
Facilities operation	0	0	0	7,927	166	8,093
Environment and energy services	424	0	0	34,444	(573)	33,871
Real estate management and brokerage	0	0	0	26,217	(1,094)	25,123
Real estate contract work	0	0	0	22,567	(114)	22,453
Other	962	22	221	25,816	574	26,390

Total revenues from contracts with customers	5,299	50,722	3,545	301,956	(657)	301,299

Geographical location
Japan	0	0	0	241,776	(647)	241,129
The Americas	5,299	19,116	0	24,415	0	24,415
Other	0	31,606	3,545	35,765	(10)	35,755

Total revenues from contracts with customers	5,299	50,722	3,545	301,956	(657)	301,299

Other revenues *	31,995	(74)	33,512	331,836	(414)	331,422

Segment revenues/Total revenues	¥37,294	¥50,648	¥37,057	¥633,792	¥(1,071)	¥632,721

For the three months ended September 30, 2022

	Millions of yen
	Three months ended September 30, 2022
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥1,445	¥781	¥111,496	¥1,107	¥0	¥0	¥0
Real estate sales	0	17,387	0	0	0	0	0
Asset management and servicing	90	1,342	0	100	0	118	17
Automobile related services	15,145	0	0	64	0	0	0
Facilities operation	0	14,064	0	0	0	0	0
Environment and energy services	878	11	26	62,310	0	0	0
Real estate management and brokerage	0	25,185	0	0	0	0	0
Real estate contract work	0	22,816	0	0	0	0	0
Other	9,295	473	7,956	200	652	1,636	2,625

Total revenues from contracts with customers	26,853	82,059	119,478	63,781	652	1,754	2,642

Geographical location
Japan	26,853	82,059	119,478	57,763	652	1,754	568
The Americas	0	0	0	0	0	0	0
Other	0	0	0	6,018	0	0	2,074

Total revenues from contracts with customers	26,853	82,059	119,478	63,781	652	1,754	2,642

Other revenues *	80,449	11,563	9,617	332	137,676	19,149	11,290

Segment revenues/Total revenues	¥107,302	¥93,622	¥129,095	¥64,113	¥138,328	¥20,903	¥13,932

	Millions of yen
	Three months ended September 30, 2022
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥564	¥0	¥213	¥115,606	¥719	¥116,325
Real estate sales	10	0	0	17,397	0	17,397
Asset management and servicing	4,607	48,586	0	54,860	(10)	54,850
Automobile related services	0	0	4,679	19,888	4	19,892
Facilities operation	0	0	0	14,064	173	14,237
Environment and energy services	510	0	0	63,735	(514)	63,221
Real estate management and brokerage	0	0	0	25,185	(352)	24,833
Real estate contract work	0	0	0	22,816	(31)	22,785
Other	763	23	805	24,428	1,267	25,695

Total revenues from contracts with customers	6,454	48,609	5,697	357,979	1,256	359,235

Geographical location
Japan	0	0	0	289,127	1,384	290,511
The Americas	6,454	18,267	0	24,721	0	24,721
Other	0	30,342	5,697	44,131	(128)	44,003

Total revenues from contracts with customers	6,454	48,609	5,697	357,979	1,256	359,235

Other revenues *	37,896	(2,470)	41,736	347,238	530	347,768

Segment revenues/Total revenues	¥44,350	¥46,139	¥47,433	¥705,217	¥1,786	¥707,003

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.